Income Taxes (Details) - Schedule of company’s deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Net operating losses	$ 4,098,329	$ 4,265,150
Share-based compensation	859,100	989,763
Amortization of Intangible Assets	769,742	1,056,162
Rent	15,272	168,036
Tax Credits	62,969	62,969
Other	160,762	72,032
Subtotal	5,966,174	6,614,116
Less Valuation Allowance:	(5,903,825)	(6,349,900)
Total Deferred Tax Assets	62,349	264,216
Deferred Tax Liabilities:
Property and equipment	(62,349)	(264,216)
Total Deferred Tax Liabilities	(62,349)	(264,216)
Net Deferred Tax Assets